Other Financial Information (Details) - Schedule of prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Prepaid Expenses Abstract
Software	$ 157	$ 75
Prepaid supplies		263
Other	287	121
Total prepaid expenses	$ 444	$ 459